Schedule of non-derivative financial instruments and other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade payables member | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	R$ 12,164,730	R$ 9,953,548
Fair value financial liabilities	12,164,730	9,953,548
Borrowing member
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	35,491,315	42,422,544
Fair value financial liabilities	38,839,745	46,118,050
Braskem idesa borrowings member
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	12,789,127	12,429,659
Fair value financial liabilities	13,128,665	15,897,373
Loan to noncontrolling shareholder of braskem idesa member | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	3,646,538	3,222,493
Fair value financial liabilities	3,646,538	3,222,493
Leniency agreement member | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	1,123,296	1,474,350
Fair value financial liabilities	1,123,296	1,474,350
Level 2 of fair value hierarchy [member] | Borrowing member | Financial liabilities at amortised cost, category [member] | Foreign currency other borrowings member
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	4,703,059	5,959,493
Fair value financial liabilities	4,696,970	6,371,070
Level 2 of fair value hierarchy [member] | Borrowing member | Financial liabilities at amortised cost, category [member] | Local currency member
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	465,258	1,499,400
Fair value financial liabilities	451,899	2,591,920
Level 2 of fair value hierarchy [member] | Braskem idesa borrowings member | Financial liabilities at amortised cost, category [member] | Project finance member
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		7,700,072
Fair value financial liabilities		11,486,114
Level 2 of fair value hierarchy [member] | Braskem idesa borrowings member | Financial liabilities at amortised cost, category [member] | Other member
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	849,859
Fair value financial liabilities	931,141
Level 2 of fair value hierarchy [member] | Debentures member | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	196,918	236,115
Fair value financial liabilities	195,570	248,778
Level 1 of fair value hierarchy [member] | Borrowing member | Financial liabilities at amortised cost, category [member] | Foreign currency bond member
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	30,322,998	34,963,651
Fair value financial liabilities	33,690,876	37,155,060
Level 1 of fair value hierarchy [member] | Braskem idesa borrowings member | Financial liabilities at amortised cost, category [member] | Bond member
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	11,939,268	4,729,587
Fair value financial liabilities	12,197,524	4,411,259
Cash and cash equivalent member
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	8,680,686	13,862,852
Fair value financial assets	8,680,686	13,862,852
Cash and cash equivalent member | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	3,629,864	11,915,889
Fair value financial assets	3,629,864	11,915,889
Cash and cash equivalent member | Cash and banks member | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	5,050,822	1,946,963
Fair value financial assets	5,050,822	1,946,963
Financial investments member
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	3,509,555	3,642,791
Fair value financial assets	3,509,555	3,642,791
Financial investments member | Letras financeiras do tesouro l f t member | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	2,337,171	2,163,042
Fair value financial assets	2,337,171	2,163,042
Financial investments member | Time deposit investments member | Financial assets at amortised cost, class [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	106,271	53,941
Fair value financial assets	106,271	53,941
Financial investments member | Other member | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	1,066,113	1,425,808
Fair value financial assets	1,066,113	1,425,808
Trade accounts receivables member | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	48,508	78,116
Fair value financial assets	48,508	78,116
Trade accounts receivables member | Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	7,118,452	4,677,092
Fair value financial assets	R$ 7,118,452	R$ 4,677,092